Share - Based Payment - Summaries of All STI and LTI Performance Rights Granted (Detail)	12 Months Ended
	Jun. 30, 2018 $ / shares	Jun. 30, 2017 $ / shares	Jun. 30, 2016
Disclosure of other equity instruments [line items]
Balance at start of the year	10,881,194	3,431,373	6,004,902
Granted during the year Number	13,272,356	10,023,350
Exercised during the year Number	(2,672,093)	(2,573,529)	(2,573,529)
Balance at end of the end year Number	21,481,457	10,881,194	3,431,373
Vested and exercisable at end of the year Number	0	0	0
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member]
Disclosure of other equity instruments [line items]
Balance at start of the year	33,852,075	51,310,083
Granted during the year Number	128,900,000	1,634,375
Exercised during the year Number	(53,787,369)	(15,538,462)
Lapsed during the year Number		(3,553,921)
Balance at end of the end year Number	108,964,706	33,852,075	51,310,083
Vested and exercisable at end of the year Number	150,000,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | September 19, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.044	$ 0.044
Balance at start of the year	2,757,353	5,422,794
Lapsed during the year Number		(2,665,441)
Balance at end of the end year Number	2,757,353	2,757,353	5,422,794
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | September 19, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.044	$ 0.044
Balance at start of the year	919,118	1,807,598
Lapsed during the year Number		(888,480)
Balance at end of the end year Number	919,118	919,118	1,807,598
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 14, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.038	$ 0.038
Balance at start of the year	9,191,177	9,191,177
Balance at end of the end year Number	9,191,177	9,191,177	9,191,177
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 14, 2014 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.040	$ 0.040
Balance at start of the year	3,063,725	3,063,725
Balance at end of the end year Number	3,063,725	3,063,725	3,063,725
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | August 5, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.047	$ 0.047
Balance at start of the year	14,000,001	28,000,001
Exercised during the year Number	(14,000,001)	(14,000,000)
Balance at end of the end year Number		14,000,001	28,000,001
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.060	$ 0.060
Balance at start of the year	600,000	600,000
Balance at end of the end year Number	600,000	600,000	600,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | October 1, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.061	$ 0.061
Balance at start of the year	200,000	200,000
Balance at end of the end year Number	200,000	200,000	200,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | March 7, 2016 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.041	$ 0.041
Balance at start of the year	1,486,326	1,486,326
Exercised during the year Number	(1,486,326)
Balance at end of the end year Number		1,486,326	1,486,326
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | February 10, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.035	$ 0.035
Balance at start of the year	1,634,375
Granted during the year Number		1,634,375
Exercised during the year Number	(1,634,375)
Balance at end of the end year Number		1,634,375
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | August 2, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.020
Granted during the year Number	3,900,000
Balance at end of the end year Number	3,900,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 17, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.024
Granted during the year Number	50,000,000
Exercised during the year Number	(16,666,667)
Balance at end of the end year Number	33,333,333
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 28, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.023
Granted during the year Number	15,000,000
Balance at end of the end year Number	15,000,000
Vested and exercisable at end of the year Number	15,000,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | November 29, 2017 [member]
Disclosure of other equity instruments [line items]
Fair value	$ 0.023
Granted during the year Number	60,000,000
Exercised during the year Number	(20,000,000)
Balance at end of the end year Number	40,000,000
Equity incentive plan [member] | Short term incentives and long term incentives performance rights [member] | December 29, 2015 [member]
Disclosure of other equity instruments [line items]
Fair value		$ 0.050
Balance at start of the year		1,538,462
Exercised during the year Number		(1,538,462)
Balance at end of the end year Number			1,538,462